SECURITIES AND EXCHANGE COMMISSION

                                   FORM 13F-E

            NAME OF REPORTING MANAGER: GENESIS ASSET MANAGERS LIMITED


If Amended Report Check Here [X]

Report for the Calendar Year or Quarter Ended:    03/31/99

Institutional Investment Manager:                 GENESIS ASSET MANAGERS LIMITED

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT ARE TRUE, CORRECT AND COMPLETE, AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Name, Title and Telephone Number of Person Submitting Report:

Jeremy D. Paulson-Elis, Member
Phone: 011 44 171 235 5040

Signature, Place and Date of Signing:

/s/Jeremy D. Paulson-Elis
London, UK
5/13/99

Other Managers on Whose Behalf this Report is Filed:

Genesis Asset Managers International LTD    28-6418
Genesis Asset Managers International Limited   28-7436

Managers Reporting on Behalf of Reporting Manager:

None

REPORT SUMMARY:

Number of Other Included Managers: (1)One
                                  --------
Form 13F Information Table Entry Total: 35
                                       ----
Form 13F Information Table Value Total: 1,364,608,003
                                       --------------


REPORT    PTR289    3Y CHOATE HALL & STEWART                                SECURITIES AND EXCHANGE COMMISSION FORM 13-F
          MANAGER   (JMC)                                                                  AS OF 03/31/99

                                                                                             INVESTMENT

ITEM 1                          ITEM 2    ITEM 3       ITEM 4       ITEM 5         ITEM 6       ITEM 7              ITEM 8
                                                                                                MANAGERS
         NAME OF ISSUER        TITLE OFCUSIP NUMBER FAIR MARKET SHARES OR a) SOLE     c) NONE          a)SOLE b)SHARED AS c)SHARED
                                CLASS                VALUE ($)  PRINCIPAL       (b)SHARED                      DEFINED BY    OTHER
                                                     (X 1000)    AMOUNT                                        INSTR. V
        ---------------        ------ ------------  ---------   -------- ---------------------- ------- ----------------------------
Ashanti Goldfields               GDR    043743202    80945     9250875      SOLE                  1      9250875
Banco Latino America de Export  CL E    P16994132    35233     1355102      SOLE                  1      1355102
Banco Santiago                   ADR    05965L105     2816      159800      SOLE                          159800
Central European Media Ent       CLA    G20045103    23196     1801616      SOLE                         1801616
Compania de Telecornunicaciones  ADR    204449300    20897      886875      SOLE                          886875
Desc                             ADR    250309101    96642     3621228      SOLE                         3621228
Distribucion y Servicios (D&S)   ADR    254753106    48673     3953100      SOLE                         3953100
Embotelladora Andina             ADR A  29081P204    39068     2572400      SOLE                         2572400
Embotelladora Andina             ADR B  29081P303    29407     2376300      SOLE                         2376300
Enersis                          ADR    29274F104    69497     2591951      SOLE                         2591951
Femsa                            ADS    344419106    73510     2376095      SOLE                         2376095
Gener                            ADR    368731105    23160     1260419      SOLE                         1260419
Grupo Industrial Durango         ADS    40048E109     1163      150000      SOLE                          150000
Gulf Indonesia Resources LTD     COM    402284103    25552     3050999      SOLE                         3050999
Hu heng Power Intl.              ADR    443304100    31326     3152350      SOLE                         3152350
Laboratorio Chile                ADR    50540H104     9230      595500      SOLE                  1       595500
Masisa S.A,                      ADR    574799102     6881      887900      SOLE                  1       887900
Mavesa                           ADIR   577717101    14561     5294875      SOLE                  1      5294875
Millicom Int'l,                  Com    L6388F102    63659     2448433      SOLE                  1      2448433
Minera Buenaventura              ADS    204448104    20257     1528800      SOLE                  1      1528800
OTE                              ADR    423325307    15031     1286100      SOLE                  1      1286100
Panamerican Beverages Inc.       Com    P74823108    65044     3703600      SOLE                         3703600
PLDT                             ADR    718252604    78859     3047680      SOLE                         3047680
Provida                          ADR    00709P108    10418      555600      SOLE                          555600
Quilmes Industrial               ADR    74838Y108    58139     6160436      SOLE                         6160436
Quinenco                         ADS    748718103    40801     4105800      SOLE                         4105800
Santa Isabel                     ADR    802233106     2916      333200      SOLE                          333200
Southern Peru Ltd                COM    843611104     2229      221486      SOLE                          221486
Telebras                         HOLDRS 879281R106    3064       38000      SOLE                           38000
Telefonica de Argentina          ADS    879378206     1809       59798      SOLE                           59798
Telefonica del Peru              ADS    879384105    57250     4490165      SOLE                         4490165
Telefonos de Mexico ADS          ADS L  879403780   168379     2551200      SOLE                         2551200
(series L)
Transport Maritime Mexicana      ADS A  893868307     2058      406500      SOLE                          406500
TV Azteca                        ADR    901145102    44816     7170500      SOLE                         7170500
YPF S A                      ADS CL D   984245100    98123     3108863      SOLE                         3108863
                                                    ------
REPORT SUMMARY             83 DATA RECORDS         1364608        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


